May 2, 2006


EDGAR Postmaster, BDM: Postmaster


Re:      SunAmerica Senior Floating Rate Fund, Inc.
         Securities Act File No. 333-32798
         ---------------------------------
         Post-Effective Amendment No. 15


Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the registrant, dated May 1, 2006, no changes were made to the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 15 to the registrant's Registration Statement on Form N-2, which was filed electronically with the Commission on April 28, 2006.

         Please provide a Notice of Acceptance for receipt of this filing.



                                     Very truly yours,

                                     AIG SunAmerica Asset Management Corp.


                                     /s/ Corey A. Issing
                                     -------------------
                                     Corey A. Issing
                                     Staff Attorney